Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Net operating losses carryforwards	$ 1,140,226	$ 419,000
Less: valuation allowance	(1,140,226)	(419,000)
Deferred tax assets, net	$ 0	$ 0